Reverse Recapitalization (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands							9 Months Ended		12 Months Ended
	Aug. 30, 2024	Apr. 30, 2024	Dec. 24, 2023	Dec. 21, 2023	Dec. 20, 2023	Dec. 19, 2023	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Apr. 30, 2025	Apr. 04, 2025	May 21, 2024
Number of warrants									201,965	239,464
Price per share					$ 0.01
Net proceeds							$ 17	$ 1	$ 4	$ 909
Redemption of ordinary shares					73,706
Non-cash gains (losses)							(235)	(23)	732	$ 117
Other non-cash gains									180
Transaction costs									982
Equity-classified instruments costs			$ 2,354						2,354
Liability-classified instruments to expense			4,009						$ 4,009
Public warrants									6,000,000
Private placement warrant									3,400,000
Other Noncash Income									$ 400
Volume weighted average price									$ 7.00
Reduction of unpaid transaction cost									$ 99
PIPE Subscription Agreements [Member]
Shares of common stock									1,950,000
Price per share									$ 0.01
Net proceeds							$ 15
Sponsor PIPE Subscription Agreement [Member]
Shares of common stock						199,737
Price per share						$ 10.00
Purchase price of certain obligations						$ 1,997
New issues of Shares					199,737
Aggregate outstanding obligations					$ 1,997
Founder Shares [Member]
Forfeiture of shares					658,631
Private Warrants [Member]
Forfeiture of shares					400,000
Non Redemption Agreement [Member]
Converted into common stock					202,489
Earnout shares [Member]
Shares of common stock							1,750,000		1,750,000
Price per share							$ 12.50		$ 12.50
Aggregate shares							3,500,000		3,500,000
Liability in connection with the merger							$ 33,559		$ 33,559
Liability to its estimated fair value							1,190		1,680
Non-cash gains (losses)							$ 490	30,599
Other Noncash Income									31,879
Make Whole Shares [Member]
Liability in connection with the merger			$ 2,071						2,071
Liability to its estimated fair value									1,241
Other non-cash gains								$ 122	$ 830
Volume weighted average price									$ 7.00
Public Warrants [Member]
Number of warrants				6,000,000					6,000,000
Private Placement Warrants [Member]
Number of warrants				3,400,000
Common Class A [Member]
Shares of common stock							48,747,626		32,824,230	0		3,850,000
Common stock shares outstanding							48,747,626		32,824,230	0
Converted into common stock							369,671		150,953
Number of warrants								130,000			682,760	1,026,860
Price per share				$ 10.00					$ 10.00
New issues of Shares		9,500,000					642,809		370,000
Aggregate shares				280,000
Additional shares of common stock									3,214,045				3,214,045
Common Class A [Member] | PIPE Subscription Agreements [Member]
Number of warrants							1,500,000
Aggregate shares purchase			1,975,000						1,975,000
Price per share			$ 10.00						$ 10.00
Aggregate amount in cash			$ 19,750						$ 19,750
Warrants to purchase shares exercisable			200,000						200,000
Warrants to purchase shares exercisable			1,750,000						1,750,000
Common Class A [Member] | PIPE Subscription Agreements [Member] | PIPE Investors [Member]
Number of warrants			1,950,000
Price per share			$ 0.01
Common Class A [Member] | Non Redemption Agreement [Member]
Converted into common stock					202,489
Common Class A [Member] | Earnout shares [Member]
Price per share							$ 15.00		$ 15.00
Additional shares of common stock							1,750,000		1,750,000
Common Class A [Member] | Make Whole Shares [Member]
Shares of common stock			2,454,737						2,454,737
Price per share									$ 10.00
New issues of Shares	1,052,029								1,052,029
Per share value			$ 10.00						$ 10.00
Common Class B [Member]
Shares of common stock							2,004,901		2,129,901	0
Common stock shares outstanding							2,004,901		2,129,901	0
Warrant [Member]
New issues of Shares					202,692
Legacy Mobix's [Member]
Transaction costs			$ 6,363						$ 6,363
Unpaid transaction costs			$ 3,090						$ 3,090
Legacy Mobix's [Member] | Sponsor PIPE Subscription Agreement [Member]
Converted into common stock						272,182			272,182
Price per share						$ 0.01			$ 0.01
Warrants to purchase shares exercisable						272,454			272,454
Legacy Mobix's [Member] | Common Class A [Member]
Shares of common stock				18,139,258
Common stock shares outstanding				18,139,258					18,139,258
Conversion of notes into shares				30,045					30,045
Converted into common stock							150,953
Legacy Mobix's [Member] | Common Class A [Member] | Sponsor PIPE Subscription Agreement [Member]
Converted into common stock						272,182			272,182
Legacy Mobix's [Member] | Common Class B [Member]
Shares of common stock									2,254,901
Conversion of notes into shares				2,254,901